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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549



                                    FORM 13F



                               FORM 13F COVER PAGE



REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED DECEMBER 31, 2006



CHECK HERE IF AMENDMENT [_]; AMENDMENT NUMBER:



THIS AMENDMENT (CHECK ONLY ONE.):

/_/ IS A RESTATEMENT.

/_/ ADDS NEW HOLDINGS ENTRIES.



INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:



NAME: ATKINSON INVESTMENT MANAGEMENT, LLC

ADDRESS: 100 OVERLOOK CENTER, 2(ND) FLOOR

PRINCETON, NJ 08540



FORM 13F FILE NUMBER: [28-_____] (initial filing)



THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM

IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS AUTHORIZED

TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND

COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS,

SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS OF THIS FORM.



PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:



NAME: /s/Michael D. Atkinson

       ----------------------

       MICHAEL D. ATKINSON

TITLE: MEMBER, ATKINSON INVESTMENT MANAGEMENT LLC

PHONE: (609) 731-2734



SIGNATURE, PLACE, AND DATE OF SIGNING:



MICHAEL D. ATKINSON

PRINCETON, NJ

APRIL 6, 2009







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REPORT TYPE (CHECK ONLY ONE.):



/X/ 13F HOLDINGS REPORT. (CHECK HERE IF ALL HOLDINGS OF THIS REPORTING MANAGER

ARE REPORTED IN THIS REPORT.)



/_/ 13F NOTICE. (CHECK HERE IF NO HOLDINGS REPORTED ARE IN THIS REPORT, AND ALL

HOLDINGS ARE REPORTED BY OTHER REPORTING MANAGER(S).)



/_/ 13F COMBINATION REPORT. (CHECK HERE IF A PORTION OF THE HOLDINGS FOR THIS

REPORTING MANAGER ARE REPORTED IN THIS REPORT AND A PORTION ARE REPORTED BY

OTHER REPORTING MANAGER(S).)







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FORM 13F SUMMARY PAGE



REPORT SUMMARY:



NUMBER OF OTHER INCLUDED MANAGERS:



NONE



FORM 13F INFORMATION TABLE ENTRY TOTAL:

31



FORM 13F INFORMATION TABLE VALUE TOTAL:

$105,457 (THOUSANDS)



LIST OF OTHER INCLUDED MANAGERS:



PROVIDE A NUMBERED LIST OF THE NAME(S) AND FORM 13F FILE NUMBER(S) OF ALL

INSTITUTIONAL INVESTMENT MANAGERS WITH RESPECT TO WHICH THIS REPORT IS FILED,

OTHER THAN THE MANAGER FILING THIS REPORT.



NONE.





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



FORM 13F INFORMATION TABLE

AS OF DECEMBER 31, 2006

ATKINSON INVESTMENT MANAGEMENT LLC

                                                  AMOUNT

                                                  AND

                      TITLE OF            MARKET TYPE OF INVESTMENT OTHER      VOTING

NAME OF ISSUER        CLASS     CUSIP     VALUE SECURITY* DISCRETION MANAGERS AUTHORITY

                                          (X1000)        SOLE                 SOLE

3 COM CORP            Common    885535104 1644    400000 400000               400000

BP PLC                Sponsored 055622104 5368    80000  80000                80000

                      ADR

CVS CORP              Common    126650100 3091    100000 100000               100000

CATERPILLAR INC DEL   Common    149123101 920     15000  15000                15000

CHEVRON CORP NEW      Common    166764100 2574    35000  35000                35000

COCA COLA CO          Common    191216100 1544    32000  32000                32000

COLGATE PALMOLIVE CO Common     194162103 3327    51000  51000                51000

DEVON ENERGY CORP     Common    25179M103 1342    20000  20000                20000

NEW

DOVER CORP            Common    260003108 3333    68000  68000                68000

EMERSON ELEC CO       Common    291011104 2734    62000  62000                62000

FPL GROUP INC         Common    302571104 2721    50000  50000                50000

FAMOUS DAVES AMER     Common    307068106 989     60000  60000                60000

INC

FLUOR CORP NEW        Common    343412102 2858    35000  35000                35000

GENERAL ELECTRIC CO   Common    369604103 11944   321000 321000               321000

HALLIBURTON CO        Common    406216101 3726    120000 120000               120000

SCHEIN HENRY INC      Common    806407102 2351    48000  48000                48000

HORMEL FOODS CORP     Common    440452100 1307    35000  35000                35000

ILLINOIS TOOL WKS INC Common    452308109 3695    80000  80000                80000

JACOBS ENGR GROUP     Common    469814107 5463    67000  67000                67000

INC DEL

MCGRAW HILL COS INC   Common    580645109 6122    90000  90000                90000

MEDTRONIC INC         Common    585055106 1980    37000  37000                37000

MICROSOFT CORP        Common    594918104 2090    70000  70000                70000

NETFLIX COM INC       Common    64110L106 1034    40000  40000                40000

PAYCHEX INC           Common    704326107 3559    90000  90000                90000




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



PEPSICO INC         Common    713448108 7381 118000 118000     118000

PROCTOR & GAMBLE CO Common    742718109 6941 108000 108000     108000

SCHLUMBERGER LTD    Common    806857108 1642 26000  26000      26000

STRYKER CORP        Common    863667101 1378 25000  25000      25000

SYSCO CORP          Common    871829107 4779 130000 130000     130000

TOTAL S A           Sponsored 89151E109 6185 86000  86000      86000

                    ADR

TRANSOCEAN INC      ORD       G90078109 1435 17742  17742      17742




*ALL OF THE SECURITIES LISTED WITHIN THIS COLUMN ARE STATED AS "SH."